Note 8 - Gain On Debt Settlemnt (Details) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Gain on debt settlement	$ 14,690	$ 0	$ 28,504	$ 0